UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York  13204

(Address of principal executive offices)(Zip code)

Robert Cuculich

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nysa Fund

A SERIES OF NYSA SERIES TRUST

(NYSAX)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2015

(UNAUDITED)

This report is provided for the general information of the shareholders of the Nysa Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NYSA FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

The following chart illustrates the allocation of the Fund’s portfolio among various industry sectors as of September 30, 2015.  The allocations are based on the total market value of the Fund’s portfolio investments, and are calculated as a percentage of total investments.

Bituminous Coal & Lignite Mining 0.18%
Money Market Fund 1.39%
Deep Sea Foreign Transportation of Freight 0.17%
Municipal Bonds 2.34%
Electric Services 3.88%
Transportation Services 2.91%
Electronic Connectors 1.75%
Surety Insurance 1.67%
Industrial Organic Chemicals 3.56%
Surgical & Medical Instruments 21.95%
Metal Mining 3.45%
Miscellaneous Plastic Products 0.00%
Motor Vehicles & Passenger Car Bodies 2.23%
Services - Compurter Programming, Data Processing, & Etc. 4.92%
Natural Gas Transmission 1.52%
Retail Eatery 5.25%
Patent Owners & Lessors 2.20%
Radio Telephone Communications 0.44%
Raceway Operations 2.74%
Pharmaceutical Preparations 32.86%
Printed Circuit Boards 3.47%
Plastic Material, Synthetic Resin/Rubber & Cellulos (No Rubber) 0.26%
Petroleum Refining 0.86%

NYSA FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.48%

Bituminous Coal & Lignite Mining - 0.18%
1,000	Arch Coal, Inc. *	$ 3,300

Deep Sea Foreign Transportation of Freight - 0.17%
1,000	Box Ships, Inc. *	578
1,000	Golden Ocean Group Ltd. (Bermuda) *	2,460
		3,038
Electric Services - 3.93%
138,975	CGE Energy, Inc. *	70,878

Electronic Connectors - 1.77%
1,000	Methode Electronics, Inc.	31,900

Industrial Organic Chemicals - 3.61%
25,000	Solazyme, Inc. *	65,000

Metal Mining - 3.50%
6,500	Freeport-McMoRan, Inc.	62,985

Miscellaneous Plastic Products - 0.00%
12	Lightwave Logic, Inc. *	8

Motor Vehicles & Passenger Car Bodies - 2.26%
3,000	Ford Motor Co.	40,710

Natural Gas Transmission - 1.54%
1,000	Kinder Morgan, Inc.	27,680

Patent Owners & Lessors - 2.23%
8,460	Itus Corp. *	40,185

Pharmaceutical Preparations - 33.27%
7,000	Ligand Pharmaceuticals, Inc., Class B *	599,550

Petroleum Refining - 0.88%
200	Chevron Corp.	15,776

Plastic Material, Synthetic Resin/Rubber & Cellulos (No Rubber) - 0.26%
100	Sealed Air Corp.	4,688

Above percentages are calculated as a percentage of net assets.

* Non-income producing during the period.

NYSA FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

NYSA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Printed Circuit Boards - 3.51%
6,000	Flextronics International Ltd. (Singapore) *	$ 63,240

Raceway Operations - 2.77%
25,000	Central New York Raceway Park, Inc. +	50,000

Radio Telephone Communications - 0.44%
200	T-Mobile US, Inc. *	7,962

Retail Eatery - 5.32%
1,700	Popeyes Louisiana Kitchen, Inc. *	95,812

Services - Compurter Programming, Data Processing, & Etc. - 4.98%
2,000	Twitter, Inc. *	53,880
500	Red Hat, Inc. *	35,940
		89,820
Surgical & Medical Instruments - 22.23%
84,332	Transluminal Technologies LLC +	400,577

Surety Insurance - 1.69%
5,000	MBIA, Inc. *	30,400

Transportation Services - 2.94%
4,000	YRC Worldwide, Inc. *	53,040

TOTAL FOR COMMON STOCKS (Cost $1,654,525) - 97.48%		1,756,549

MUNICIPAL BONDS - 2.36%
95,000	Puerto Rico Infrastructure Financing Authority 5.00%, 07/01/41	23,632
50,000	Puerto Rico Highway & Transportation Authority Series H 5.00%, 07/01/35	19,000
TOTAL FOR MUNICIPAL BONDS - (Cost $76,978) - 2.36%		42,632

MONEY MARKET FUND - 1.41%
25,358	Huntington Treasury Money Market IV 0.01% **	25,358
TOTAL FOR MONEY MARKET FUND - (Cost $25,358) - 1.41%		25,358

TOTAL INVESTMENTS (Cost $1,756,861) - 101.25%		1,824,539

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.25)%		(22,584)

NET ASSETS - 100.00%		$ 1,801,955

Above percentages are calculated as a percentage of net assets.

+ Restricted Security - See Note 6.

* Non-income producing during the period.

NYSA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

SCHEDULE OF OPTIONS WRITTEN

SEPTEMBER 30, 2015 (UNAUDITED)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

Methode Electronics, Inc.
1,000	October 2015 Call @ $35.00	$ 200

	Total Call Options Written (Premiums Received $950)	$ 200

* Represents non-income producing security during the period.

NYSA FUND

SCHEDULE OF OPTIONS WRITTEN

SEPTEMBER 30, 2015 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $1,756,861)	$ 1,824,539
Receivables:
Interest and Dividends	1,792
Prepaid Expenses	1,935
Total Assets	1,828,266
Liabilities:
Options Written, at Value (Premiums Received $950)	200
Payables:
Adviser Fees	6,211
Trustee Fees	351
Service Fees	2,501
Other Accrued Expenses	17,048
Total Liabilities	26,311
Net Assets	$ 1,801,955

Net Assets Consist of:
Paid In Capital	$ 4,074,748
Accumulated Undistributed Net Investment Loss	(45,977)
Accumulated Undistributed Realized Loss on Investments	(2,295,244)
Unrealized Appreciation in Value of Investments	68,428
Net Assets, for 433,354 Shares Outstanding	$ 1,801,955

Net Asset Value and Redemption Price Per Share	$ 4.16

Maximum Offering Price Per Share ($4.16/97.5%)	$ 4.27

NYSA FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Investment Income:
Dividends	$ 3,512
Interest	4,180
Total Investment Income	7,692

Expenses:
Advisory Fees	10,149
Transfer Agent Fees	8,541
Audit Fees	6,711
Legal Fees	25,660
Service Fees	2,537
Compliance Fees	1,501
Custodial Fees	2,412
Trustee Fees	2,038
Registration Fees	825
Insurance Fees	240
NSCC Fees	1,506
Printing and Mailing	97
Total Expenses	62,217
Advisory Fees Waived	(8,548)
Net Expenses	53,669

Net Investment Loss	(45,977)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(462,700)
Net Change in Unrealized Appreciation on Investments	181,499
Realized and Unrealized Loss on Investments	(281,201)

Net Decrease in Net Assets Resulting from Operations	$ (327,178)

NYSA FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2015	3/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (45,977)	$ (95,570)
Net Realized Loss on Investments	(462,700)	(511,690)
Unrealized Appreciation (Depreciation) on Investments	181,499	(565,148)
Net Decrease in Net Assets Resulting from Operations	(327,178)	(1,172,408)

Capital Share Transactions	92,132	290,440

Total Decrease in Net Assets	(235,046)	(881,968)

Net Assets:
Beginning of Period	2,037,001	2,918,969

End of Period (including undistributed net investment income (loss) of $(45,977) and $0, respectively)
	$ 1,801,955	$ 2,037,001

The accompanying notes are an integral part of these financial statements.

NYSA FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 9/30/2015	Years Ended
		3/31/ 2015	3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011

Net Asset Value, at Beginning of Period	$ 4.92	$ 7.74	$ 6.24	$ 6.90	$ 7.80	$ 7.89

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.11)	(0.23)	(0.36)	(0.19)	(0.15)	(0.22)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.65)	(2.59)	1.86	(0.47)	(0.75)	0.13
Total Income (Loss) from Investment Operations	(0.76)	(2.82)	1.50	(0.66)	(0.90)	(0.09)

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 4.16	$ 4.92	$ 7.74	$ 6.24	$ 6.90	$ 7.80

Total Return (**) (***)	(15.45)% (b)	(36.43)%	24.04%	(9.57)%	(11.54)%	(1.14)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,802	$ 2,037	$ 2,919	$ 2,170	$ 2,337	$ 2,939
Before Waiver
Ratio of Expenses to Average Net Assets	6.13% (a)	5.32%	6.16%	5.07%	4.29%	4.43%
After Waiver
Ratio of Expenses to Average Net Assets	5.29% (a)	4.57%	5.41%	4.94%	4.08%	4.23%
Ratio of Net Investment Loss to Average Net Assets	(4.53)% (a)	(3.83)%	(4.85)%	(2.99)%	(2.10)%	(2.90)%
Portfolio Turnover	13% (b)	46%	128%	194%	184%	169%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges.  A maximum sales charge of up to 2.50%, unless waived or reduced, was applicable to sales of Fund shares.

(a) Annualized.

(b) Not annualized.

NYSA FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

Nysa Fund (“Fund”) is a non-diversified series of Nysa Series Trust (“Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (“Adviser”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997. The Fund’s investment objective is to provide long-term capital growth.

The following is a summary of the Fund's significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 5 for additional disclosure on the Fund's option transactions during the first half of the Fund's fiscal year.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders – Dividends to shareholders from net investment income or capital gains, if any, are paid annually as required to comply with federal excise tax requirements.  Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Subsequent Events – Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

Federal Income Taxes – The Fund’s policy is to continue to comply with requirements of the Internal Revenue Code that are applicable to regulated investment companies, and distribute all the Fund’s taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains if any, so that the Fund will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 – 2014) or expected to be taken in the Fund’s 2015 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and where the Fund makes significant investments.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

2.   SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted policies and procedures for valuing securities, including the valuation of portfolio securities for which market quotations are not readily available, and has delegated the responsibility for determining fair value prices to the Valuation Committee, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated (1) at the last quoted sales price (with securities traded on the NASDAQ NMS and Small Cap Markets valued at the NASDAQ Official Closing Price) or, in the absence of a sale, (2) at the last bid. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed income securities (corporate bonds, structured notes and municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Short Term Investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy.

Restricted Securities – Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions or transfer, market quotations for such securities are generally not readily available and they are generally considered to be illiquid securities.   The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in level 3 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2015:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3 +	Fair Value

Common Stocks	$ 1,305,972	$ -	$ 450,577	$ 1,756,549
Municipal Bond	-	-	42,632	42,632
Short-Term Investments:
Huntington Money Market Fund IV	25,358	-	-	25,358
	$ 1,331,330	$ -	$ 493,209	$ 1,824,539

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Call Options Written	$ 200	-	-	$ 200
Total	$ 200	-	-	$ 200

The following table sets forth a summary of the changes in the fair value of the Fund’s level 3 investments for the six months ended September 30, 2015:

Investments
Balance Beginning at April 1, 2015	$ 450,577
Net Realized Gain/(Loss) on Sale of Investments	-
Net Purchases and Sales	-
Balance End at September 30, 2015	$ 450,577

See the Fund’s schedule of investments for details on investments and levels.

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, or Level 3 at the end of the reporting period.

3.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $289,430 and $254,720, respectively, for the six months ended September 30, 2015.

4.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement - Under the terms of the Investment Advisory Agreement between the Fund and the Adviser (Agreement), the Fund has agreed to pay the Adviser a fee, which is

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

computed and accrued daily and payable monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million. For the six months ended September 30, 2015, Advisory Fees payable under the Agreement amounted to $10,149. However, pursuant to a contractual fee waiver arrangement, the Adviser waived $8,548 of the fee to which it would otherwise be entitled. The fee waiver arrangement will remain in effect until July 24, 2016.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Adviser, were $1,896, for the six months ended September 30, 2015.  The Fund has adopted policies and procedures which, subject to compliance with Rule 17e-1 under the Investment Company Act of 1940, permits the Fund to execute portfolio transactions through Pinnacle Investments, Inc.

Implementation of a Service Fee Plan - The Fund has adopted a Service Fee Plan, pursuant to which the Fund is permitted to incur expenses of up to 0.25% per year of the Fund’s average daily net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse Pinnacle Investments, LLC, the Underwriter, for a portion of its expenses incurred in servicing shareholder accounts, and Pinnacle Investments, LLC is authorized to pay certain "recipients" as defined therein, for rendering services and for the maintenance of accounts.  For the six months ended September 30, 2015, $2,537 was earned by the Underwriter for reimbursement of expenses in connection with shareholder accounts.  At September 30, 2015, $2,501 in Service Fees was outstanding.

5.  OPTIONS

As of September 30, 2015 the Fund had outstanding written call options valued at $200. Transactions in written call options during the six months ended September 30, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2015	-	$ -
Options written	65	6,583
Options exercised	(-)	(-)
Options expired	(-)	(-)
Options terminated in closing purchase transaction	(55)	(5,633)
Options outstanding at September 30, 2015	10	$ 950

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2015, by the Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written	Realized Gain on Options	$3,351	Change in Unrealized Appreciation on Options	$750

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

6.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2015, First Clearing LLC, for the benefit of others, in aggregate owned approximately 92.27% shares of the Fund.

7.   OTHER INVESTMENTS

Restricted Securities – On four different occasions (September 14, 2007 34,000 shares, April 8, 2008 17,000 shares, July 24, 2008 16,666 shares, and June 8, 2009 16,666 shares), the Fund purchased 84,332 shares of Transluminal Technologies, LLC in offerings that were exempt from registration under the Securities Act of 1933, as amended.  As such, these shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.  As of September 30, 2015, the Board valued the shares of Transluminal Technologies, LLC at $4.75 per share, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Transluminal Technologies, LLC.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

On April 22, 2014, the Fund also purchased a security from Central New York Raceway Park, Inc. in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $50,000.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.  As of September 30, 2015, the Board valued the shares of Central New York Raceway Park, Inc. at $2.00 per share, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Central New York Raceway Park, Inc.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

8.   INCOME TAXES

The Fund’s tax basis capital gains and losses and undistributable ordinary income are determined only at the end of each fiscal year. For tax purposes, as of March 31, 2015, the following represents that tax basis capital gains and losses and undistributed ordinary income:

Undistributed ordinary income

             $               -

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Capital loss carry forwards expiring:

3/31/2018

             $    574,625

No Expiration Short Term                            257,864

No Expiration Long Term                         1,000,055

             $ 1,832,544

The Fund is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carry backs and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. For taxable years beginning after December 22, 2010, regulated investment companies are permitted unlimited carry forwards of net capital losses. Such losses retain their character as either short- or long-term capital losses.

Net capital losses that occurred before December 23, 2010, continue to be treated as short term, and expire according to their original schedule. Such losses are not available to offset capital gains until all net capital losses occurring after December 22, 2010, have been utilized. As a result, some net capital loss carryovers that originated prior to December 23, 2010 may expire.

As of September 30, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities

$    628,923

Gross unrealized depreciation on investment securities

    (560,495)

Net unrealized appreciation on investment securities

$       68,428

Cost of investment securities

$  1,756,861

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

9.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $4,074,748, as of September 30, 2015.  Transactions in capital for the six months ended September 30, 2015 and the year ended March 31, 2015 were as follows:

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	24,715	$ 117,059	80,691	$ 553,159
Shares redeemed	(5,270)	(24,927)	(43,870)	(262,719)
Net increase	19,445	$ 92,132	36,821	$ 290,440

NYSA FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

 As a shareholder of the Nysa Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$845.53	$24.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$998.55	$26.50

* Expenses are equal to the Fund's annualized expense ratio of 5.29%, multiplied by the average account value over the period, multiplied by183/365 (to reflect the one-half year period).

NYSA FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Lawton Williamson 507 Plum St. Syracuse, NY 13204 Age: 58	Trustee	Since March 2013	1	Director, Community Employment, Onondaga Community Living, Inc. from 2000 – Present.
Mark E. Wadach 507 Plum St. Syracuse, NY 13204 Age: 64	Trustee	Since February 1997	1	Sales Representative/Consultant for Upstate Utilities Inc. from 2007 – Present.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Robert Cuculich 507 Plum St. Syracuse, NY Age: 59	President	Since June 2013	1	President of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2008.
Benjamin Quilty 507 Plum St. Syracuse, NY Age: 33	Vice President &Treasurer CCO	Since June 2013 Since December 2014	1	CCO of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2010.
Cortland Schroder 100 Limestone Plaza, Fayetteville, NY Age: 50	Secretary	Since September 2014	1	Chief Marketing Officer of Pinnacle Holdings Co. since March 2014; Self-employed as a Career Counselor since 2013; Associate Director of Employer Relations at Colgate University
Joseph Masella 100 Limestone Plaza, Fayetteville, NY Age: 65	Trustee *	Since February 1997	1	Chief Executive Officer, Pinnacle Capital Management, LLC, October 2011 – present; Various Officer Positions & Director, Unity Mutual Life Insurance Company, August 1978 – June 2011.

* Mr. Masella served as an Independent Trustee from 1997 – 2011.

**Cortland Schroder replaced Susan O’Conner as Secretary of the Trust, effective as of September 19, 2014.

The Nysa Series Trust Agreement and Declaration of Trust, dated November 20, 1996, states “Each Trustee shall serve as a Trustee during the lifetime of the Trust and until its termination as hereinafter provided or until such Trustee sooner dies, resigns, retires, or is removed. The Trustees may elect their own successors and may, pursuant to Section 3.1(f) hereof, appoint Trustees to fill vacancies; provided that, immediately after filling a vacancy, at least two-thirds of the Trustees then holding office shall have been elected to such office by the Shareholders at an annual or special meeting. If at any time less than a majority of the Trustees then holding office were so elected, the Trustees shall forthwith cause to be held as promptly as possible, and in any event within 60 days, a meeting of Shareholders for the purpose of electing Trustees to fill any

NYSA FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

existing vacancies.” Additionally, per this Declaration of Trust, the Trustees have the authority to “elect and remove officers”. There is not a discussion as to the term an officer shall serve.

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund historically voted proxies for portfolio securities can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Nysa Fund

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not Applicable.

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Robert Cuculich

*Robert Cuculich

President

Date December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Robert Cuculich

*Robert Cuculich

President

Date December 2, 2015

By /s/Benjamin R. Quilty

*Benjamin R. Quilty

Chief Financial Officer

Date December 2, 2015

* Print the name and title of each signing officer under his or her signature.